Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Income Taxes
INCOME TAXES

IPALCO’s effective combined state and federal income tax rates were 31.3% and 31.6% for the three and nine months ended September 30, 2017, respectively, as compared to 35.0% and 33.9% for the three and nine months ended September 30, 2016, respectively. The decrease in the effective tax rates versus the comparable periods was primarily due to the manufacturer’s production deduction (Internal Revenue Code Section 199) that had been previously limited due to a Net Operating Loss carryover, and the allowance for equity funds used during construction as a percentage of pretax income.

INCOME TAXES

IPALCO follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPALCO and its subsidiaries each filed separate income tax returns. IPALCO is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods.

On March 25, 2014, the State of Indiana amended Indiana Code 6-3-2-1 through Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2%. While the statutory state income tax rate remained at 6.375% for the calendar year 2016, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences. The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $0.8 million. The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.6 million. The statutory state corporate income tax rate will be 6.125% for 2017.

Internal Revenue Code Section 199 permits taxpayers to claim a deduction from taxable income attributable to certain domestic production activities. IPL’s electric production activities qualify for this deduction. Beginning in 2010 and thereafter, the deduction is equal to 9% of the taxable income attributable to qualifying production activity. The tax benefit associated with the Internal Revenue Code Section 199 domestic production deduction for the 2016 tax year is estimated to be $2.4 million. There was no tax benefit for tax years 2015 and 2014, primarily due to the election of the final tangible property regulations.

Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2016	2015	2014
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$50,482	$18,661	$944
State	12,080	5,758	110
Total current income taxes	62,562	24,419	1,054
Deferred income taxes:
Federal	11,885	29,165	58,114
State	215	5,019	12,498
Total deferred income taxes	12,100	34,184	70,612
Net amortization of investment credit	(1,501)	(1,319)	(1,431)
Total charge to utility operating expenses	73,161	57,284	70,235
Charged to other income and deductions:
Current income taxes:
Federal	(30,558)	(18,661)	(459)
State	(4,807)	(5,758)	(5)
Total current income taxes	(35,365)	(24,419)	(464)
Deferred income taxes:
Federal	20,998	(2,573)	(18,082)
State	2,415	1,274	(3,645)
Total deferred income taxes	23,413	(1,299)	(21,727)
Net provision to other income and deductions	(11,952)	(25,718)	(22,191)
Total federal and state income tax provisions	$61,209	$31,566	$48,044

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.1%	4.7%	4.8%
Amortization of investment tax credits	(0.8)%	(1.5)%	(1.2)%
Preferred dividends of subsidiary	0.6%	1.3%	0.9%
Depreciation flow through and amortization	(0.5)%	(0.3)%	(0.3)%
Additional funds used during construction - equity	(3.8)%	(3.5)%	(0.3)%
Manufacturers’ Production Deduction (Sec. 199)	(1.3)%	—%	—%
Other – net	(0.9)%	0.2%	0.2%
Effective tax rate	32.4%	35.9%	39.1%

Deferred Income Taxes

The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2016 and 2015, are as follows:

	2016	2015
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$569,204	$541,369
Regulatory assets recoverable through future rates	180,608	178,187
Other	11,612	11,768
Total deferred tax liabilities	761,424	731,324
Deferred tax assets:
Investment tax credit	927	1,507
Regulatory liabilities including ARO	272,001	260,555
Employee benefit plans	27,358	38,159
Net operating loss	—	23,161
Other	11,408	10,548
Total deferred tax assets	311,694	333,930
Deferred income taxes – net	$449,730	$397,394

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(In Thousands)
Unrecognized tax benefits at January 1	$7,147	$7,042	$6,734
Gross increases – current period tax positions	724	962	975
Gross decreases – prior period tax positions	(1,237)	(857)	(667)
Unrecognized tax benefits at December 31	$6,634	$7,147	$7,042

The unrecognized tax benefits at December 31, 2016 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Income Taxes
INCOME TAXES

IPL’s effective combined state and federal income tax rates were 34.4% and 33.4% for the three and nine months ended September 30, 2017, respectively, as compared to 36.1% and 34.1% for the three and nine months ended September 30, 2016, respectively. The decrease in the effective tax rates versus the comparable periods was primarily due to the manufacturer’s production deduction (Internal Revenue Code Section 199) that had been previously limited due to a Net Operating Loss carryover, and the allowance for equity funds used during construction as a percentage of pretax income.

INCOME TAXES

IPL follows a policy of comprehensive interperiod income tax allocation. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

AES files federal and state income tax returns which consolidate IPALCO and IPL. Under a tax sharing agreement with IPALCO, IPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes as if IPL filed separate income tax returns. IPL is no longer subject to U.S. or state income tax examinations for tax years through March 27, 2001, but is open for all subsequent periods.

On March 25, 2014, the State of Indiana amended Indiana Code 6-3-2-1 through Senate Bill 001, which phases in an additional 1.6% reduction to the state corporate income tax rate that was initially being reduced by 2%. While the statutory state income tax rate remained at 6.375% for the calendar year 2016, the deferred tax balances were adjusted according to the anticipated reversal of temporary differences. The change in required deferred taxes on plant and plant-related temporary differences resulted in a reduction to the associated regulatory asset of $0.8 million. The change in required deferred taxes on non-property related temporary differences which are not probable to cause a reduction in future base customer rates resulted in a tax benefit of $0.6 million. The statutory state corporate income tax rate will be 6.125% for 2017.

Internal Revenue Code Section 199 permits taxpayers to claim a deduction from taxable income attributable to certain domestic production activities. IPL’s electric production activities qualify for this deduction. Beginning in 2010 and thereafter, the deduction is equal to 9% of the taxable income attributable to qualifying production activity. The tax benefit associated with the Internal Revenue Code Section 199 domestic production deduction for 2015 and 2014 was $1.7 million and $0.0 million, respectively. The benefit for 2016 is estimated to be $5.1 million.

Income Tax Provision

Federal and state income taxes charged to income are as follows:

	2016	2015	2014
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$50,482	$18,661	$944
State	12,080	5,758	110
Total current income taxes	62,562	24,419	1,054
Deferred income taxes:
Federal	11,885	29,165	58,114
State	215	5,019	12,498
Total deferred income taxes	12,100	34,184	70,612
Net amortization of investment credit	(1,501)	(1,319)	(1,431)
Total charge to utility operating expenses	73,161	57,284	70,235
Charged to other income and deductions:
Current income taxes:
Federal	(1,009)	(1,715)	329
State	(16)	(240)	69
Total current income taxes	(1,025)	(1,955)	398
Deferred income taxes:
Federal	552	740	(1,202)
State	13	150	(148)
Total deferred income taxes	565	890	(1,350)
Net provision to other income and deductions	(460)	(1,065)	(952)
Total federal and state income tax provisions	$72,701	$56,219	$69,283

Effective and Statutory Rate Reconciliation

The provision for income taxes (including net investment tax credit adjustments) is different than the amount computed by applying the statutory tax rate to pretax income. The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.0%	4.4%	4.6%
Amortization of investment tax credits	(0.7)%	(0.8)%	(0.8)%
Depreciation flow through and amortization	(0.4)%	(0.2)%	(0.2)%
Additional funds used during construction - equity	(3.2)%	(1.9)%	(0.2)%
Manufacturers’ Production Deduction (Sec. 199)	(2.2)%	(1.0)%	—%
Other – net	(0.8)%	0.1%	0.4%
Effective tax rate	31.7%	35.6%	38.8%

Deferred Income Taxes

The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2016 and 2015, are as follows:

	2016	2015
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$569,204	$541,369
Regulatory assets recoverable through future rates	180,608	178,187
Other	11,090	11,349
Total deferred tax liabilities	760,902	730,905
Deferred tax assets:
Investment tax credit	927	1,507
Regulatory liabilities including ARO	272,001	260,555
Employee benefit plans	27,358	38,159
Other	11,396	10,953
Total deferred tax assets	311,682	311,174
Deferred income taxes – net	$449,220	$419,731

Uncertain Tax Positions

The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(In Thousands)
Unrecognized tax benefits at January 1	$7,147	$7,042	$6,734
Gross increases – current period tax positions	724	962	975
Gross decreases – prior period tax positions	(1,237)	(857)	(667)
Unrecognized tax benefits at December 31	$6,634	$7,147	$7,042

The unrecognized tax benefits at December 31, 2016 represent tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the timing of the deductions will not affect the annual effective tax rate but would accelerate the tax payments to an earlier period.

Tax-related interest expense and income is reported as part of the provision for federal and state income taxes. Penalties, if incurred, would also be recognized as a component of tax expense. There are no interest or penalties applicable to the periods contained in this report.